Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 488,379,894	$ 311,883,463	$ 407,256,837
Mainland China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	54,857,845	39,053,864
Mainland China | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	20,758,937	5,766,176
Mainland China | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	34,098,908	33,287,688
HK
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	332,141,584	112,291,577
HK | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	9,937	10,122
HK | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	332,054,790	112,226,871
HK | HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	76,857	54,584
AE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	93,310,073	138,026,962
AE | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,273,258	3,572,231
AE | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	89,180,624	128,818,035
AE | United Arab Emirates Dirham [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,856,191	5,636,696
US
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	99,836	20,110,736
US | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	99,836	20,110,736
SG
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	6,816,556	2,400,324
SG | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	794,858	690,269
SG | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	5,924,674	1,616,771
SG | SGD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	97,024	$ 93,284
GB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,154,000
GB | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,154,000